Expense Example - Cambria Global EW ETF - Cambria Global EW ETF Class	Sep. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93